Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM VARIABLE TRUST
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026 OF
PUTNAM VT SUSTAINABLE LEADERS FUND
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam VT Sustainable Leaders Fund (the “fund”), has recommended, and the fund’s Board of Trustees has approved, changes to the fund’s name, investment strategies, and 80% investment policy (as defined below) (collectively, the “Repositioning”), which are subject to shareholder approval of the Sub‑Classification Proposal (defined below). If shareholders approve the Sub‑Classification Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about October 5, 2026 (the “Effective Date”).
The Repositioning
If shareholders approve the Sub‑Classification Proposal, on the Effective Date, the fund’s name would change to “Putnam VT Focused U.S. Research Fund,” and the fund would be repositioned as a fund that invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager believes have favorable investment potential. The fund’s current focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices will be eliminated. Also on the Effective Date, the fund will revise its investment policy pursuant to Rule 35d‑1 (the “80% investment policy”) under the Investment Company Act of 1940, as amended (the “1940 Act”), from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. The Investment Manager will consider a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. The changes to the fund’s investment strategies contemplated by the Repositioning will impact the risks of investing in the fund. The Proxy Statement (defined below) will contain additional information about the Repositioning. The Repositioning will not occur if shareholders do not approve the Sub‑Classification Proposal.
The Sub‑Classification Proposal
In addition to the Repositioning, the Investment Manager has recommended, and the Board of Trustees of the fund has approved, subject to shareholder approval, a change to the fund’s sub‑classification under the 1940 Act from “diversified” to “non‑diversified” and related amendments to the fund’s fundamental investment policies regarding diversification of investments (the “Sub‑Classification Proposal”). As a non‑diversified fund, the fund would have greater flexibility to invest more of its assets in the securities of fewer issuers than it would as a diversified fund. Shareholder approval of the Sub‑Classification Proposal is required.
A full description of the Sub‑Classification Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 20, 2026 (the “Proxy Statement”).

Putnam VT Sustainable Leaders Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM VARIABLE TRUST
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026 OF
PUTNAM VT SUSTAINABLE LEADERS FUND
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam VT Sustainable Leaders Fund (the “fund”), has recommended, and the fund’s Board of Trustees has approved, changes to the fund’s name, investment strategies, and 80% investment policy (as defined below) (collectively, the “Repositioning”), which are subject to shareholder approval of the Sub‑Classification Proposal (defined below). If shareholders approve the Sub‑Classification Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about October 5, 2026 (the “Effective Date”).
The Repositioning
If shareholders approve the Sub‑Classification Proposal, on the Effective Date, the fund’s name would change to “Putnam VT Focused U.S. Research Fund,” and the fund would be repositioned as a fund that invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager believes have favorable investment potential. The fund’s current focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices will be eliminated. Also on the Effective Date, the fund will revise its investment policy pursuant to Rule 35d‑1 (the “80% investment policy”) under the Investment Company Act of 1940, as amended (the “1940 Act”), from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. The Investment Manager will consider a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. The changes to the fund’s investment strategies contemplated by the Repositioning will impact the risks of investing in the fund. The Proxy Statement (defined below) will contain additional information about the Repositioning. The Repositioning will not occur if shareholders do not approve the Sub‑Classification Proposal.
The Sub‑Classification Proposal
In addition to the Repositioning, the Investment Manager has recommended, and the Board of Trustees of the fund has approved, subject to shareholder approval, a change to the fund’s sub‑classification under the 1940 Act from “diversified” to “non‑diversified” and related amendments to the fund’s fundamental investment policies regarding diversification of investments (the “Sub‑Classification Proposal”). As a non‑diversified fund, the fund would have greater flexibility to invest more of its assets in the securities of fewer issuers than it would as a diversified fund. Shareholder approval of the Sub‑Classification Proposal is required.
A full description of the Sub‑Classification Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 20, 2026 (the “Proxy Statement”).